Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income [Abstract]
Other Comprehensive Income

Note 23: Other Comprehensive Income

The components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects were:

	Year ended December 31,
	2013			2012			2011
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Investment securities:
Net unrealized gains (losses)
arising during the period (1)	$(7,661)	2,981	(4,680)	5,143	(1,921)	3,222	(588)	359	(229)
Reclassification of net (gains) losses
to net income:
Net (gains) losses on debt securities	29	(11)	18	128	(48)	80	(54)	20	(34)
Net gains from equity investments	(314)	118	(196)	(399)	150	(249)	(642)	242	(400)
Subtotal reclassifications
to net income	(285)	107	(178)	(271)	102	(169)	(696)	262	(434)
Net change	(7,946)	3,088	(4,858)	4,872	(1,819)	3,053	(1,284)	621	(663)
Derivatives and hedging activities:
Net unrealized gains (losses)
arising during the period	(32)	12	(20)	52	(12)	40	190	(85)	105
Reclassification of net (gains) losses
to net income:
Interest income on loans	(426)	156	(270)	(490)	185	(305)	(686)	259	(427)
Interest expense on long-term debt	91	(34)	57	96	(36)	60	115	(42)	73
Noninterest income	35	(13)	22	-	-	-	-	-	-
Salaries expense	4	(2)	2	6	(2)	4	-	-	-
Subtotal reclassifications
to net income	(296)	107	(189)	(388)	147	(241)	(571)	217	(354)
Net change	(328)	119	(209)	(336)	135	(201)	(381)	132	(249)
Defined benefit plans adjustments:
Net actuarial gains (losses)
arising during the period	1,533	(578)	955	(775)	290	(485)	(1,079)	411	(668)
Reclassification of amounts to net periodic
benefit costs (2):
Amortization of net actuarial loss	151	(57)	94	141	(53)	88	92	(35)	57
Settlements and other	125	(46)	79	3	(1)	2	7	(3)	4
Subtotal reclassifications
to net periodic benefit costs	276	(103)	173	144	(54)	90	99	(38)	61
Net change	1,809	(681)	1,128	(631)	236	(395)	(980)	373	(607)
Foreign currency translation adjustments:
Net unrealized losses
arising during the period	(44)	(7)	(51)	(6)	2	(4)	(37)	13	(24)
Reclassification of net gains
to net income:
Noninterest income	(12)	5	(7)	(10)	4	(6)	-	-	-
Net change	(56)	(2)	(58)	(16)	6	(10)	(37)	13	(24)
Other comprehensive income (loss)	$(6,521)	2,524	(3,997)	3,889	(1,442)	2,447	(2,682)	1,139	(1,543)
Less: Other comprehensive income (loss) from
noncontrolling interests, net of tax			267			4			(12)
Wells Fargo other comprehensive
income (loss), net of tax			$(4,264)			2,443			(1,531)

(1)	December 31, 2013, includes $46 million in unrealized gains (pre-tax) related to available-for-sale securities that were transferred to the held-to-maturity portfolio.
(2)	These items are included in the computation of net periodic benefit cost, which is recorded in employee benefits expense (see Note 20 for additional details).

Cumulative OCI balances were:

					Cumulative
		Derivatives	Defined	Foreign	other
		and	benefit	currency	compre-
	Investment	hedging	plans	translation	hensive
(in millions)	securities	activities	adjustments	adjustments	income
Balance, December 31, 2010	$5,066	739	(1,179)	112	4,738
Net unrealized gains (losses) arising during the period	(229)	105	(668)	(24)	(816)
Amounts reclassified to net income	(434)	(354)	61	-	(727)
Net change	(663)	(249)	(607)	(24)	(1,543)
Less: Other comprehensive income (loss)
from noncontrolling interests	(10)	-	-	(2)	(12)
Balance, December 31, 2011	4,413	490	(1,786)	90	3,207
Net unrealized gains (losses) arising during the period	3,222	40	(485)	(4)	2,773
Amounts reclassified to net income	(169)	(241)	90	(6)	(326)
Net change	3,053	(201)	(395)	(10)	2,447
Less: Other comprehensive income (loss)
from noncontrolling interests	4	-	-	-	4
Balance, December 31, 2012	7,462	289	(2,181)	80	5,650
Net unrealized gains (losses) arising during the period	(4,680)	(20)	955	(51)	(3,796)
Amounts reclassified to net income	(178)	(189)	173	(7)	(201)
Net change	(4,858)	(209)	1,128	(58)	(3,997)
Less: Other comprehensive income (loss)
from noncontrolling interests	266	-	-	1	267
Balance, December 31, 2013	$2,338	80	(1,053)	21	1,386